Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Financial assets
Cash and cash equivalents	$ 828,837	$ 799,697	$ 696,089	$ 448,626	$ 376,163	$ 226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,105		2,516
Long-term investments - warrants held	458		560
Long-term investments - common shares held	255,076	$ 308,330	255,535	$ 60,103	$ 91,344	$ 59,941
Trade receivables from sales of cobalt	4,945		6,642
Total financial assets	1,099,735		970,444
Financial liabilities
Accounts payable and accrued liabilities	9,578		12,570
Pension liability	3,949		3,524
Total financial liabilities	13,527		16,094
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	828,837		696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,105		2,516
Long-term investments - warrants held	458		560
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	255,076		255,535
Financial assets at amortized cost, category [member]
Financial assets
Trade receivables from sales of cobalt	4,945		6,642
Refundable deposit - 777 PMPA	8,393		8,073
Other accounts receivable	921		1,029
Financial liabilities
Accounts payable and accrued liabilities	9,578		12,570
Pension liability	$ 3,949		$ 3,524